UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 14,676	$ 16,234
Intangible assets	189,857	174,901
Deferred tax asset	138,767	79,222
Other non-current assets	39,232	40,894
Research and development incentive receivables	59,976	47,488
Investment in joint venture	12,443	1,323
Prepaid expenses	47,327
Total non-current assets	502,277	360,064
Current assets
Inventories	201,112	228,353
Prepaid expenses	138,825	76,022
Trade and other receivables	353,232	275,697
Research and development incentive receivables	1,377	1,578
Financial assets	886,401	1,391,808
Cash and cash equivalents	1,110,567	800,740
Total current assets	2,691,514	2,774,197
TOTAL ASSETS	3,193,791	3,134,261
Equity
Share capital	6,698	6,640
Share premium	4,374,291	4,309,880
Translation Differences	130,042	129,280
Accumulated losses	(2,233,029)	(2,109,791)
Other reserves	580,049	477,691
Total equity	2,858,051	2,813,699
Non-current liabilities
Provisions for employee benefits	1,011	870
Lease liabilities	8,044	9,009
Deferred tax liabilities	8,894	8,406
Total non-current liabilities	17,949	18,285
Current liabilities
Lease liabilities	3,198	3,417
Trade and other payables	309,985	295,679
Tax liabilities	4,608	3,181
Total current liabilities	317,791	302,277
Total liabilities	335,740	320,562
TOTAL EQUITY AND LIABILITIES	$ 3,193,791	$ 3,134,261